Regulatory Matters - Risk-Based Capital Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Mar. 16, 2009	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets), Actual, Ratio	17.37%
Total capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	8.00%
Tier 1 capital (to risk-weighted assets), Actual, Amount	$ 69,100
Tier 1 capital (to risk-weighted assets), Actual, Ratio	16.12%	25.00%
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	4.00%
Leverage ratio, Actual, Ratio	9.68%
Leverage ratio, For Capital Adequacy Purposes, Ratio	4.00%
Sun Bancorp, Inc. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets), Actual, Amount	317,945		332,295
Total capital (to risk-weighted assets), For Capital Adequacy Purposes, Amount	132,147		184,494
Total capital (to risk-weighted assets), Actual, Ratio	19.25%		14.41%
Total capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	8.00%		8.00%
Tier 1 capital (to risk-weighted assets), Actual, Amount	276,349		284,781
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Amount	66,073		92,247
Tier 1 capital (to risk-weighted assets), Actual, Ratio	16.73%		12.34%
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	4.00%		4.00%
Leverage ratio, Actual, Amount	276,349		284,781
Leverage ratio, For Capital Adequacy Purposes, Amount	109,894		126,682
Leverage ratio, Actual, Ratio	10.06%		8.99%
Leverage ratio, For Capital Adequacy Purposes, Ratio	4.00%		4.00%
Sun National Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets), Actual, Amount	286,374		314,107
Total capital (to risk-weighted assets), For Capital Adequacy Purposes, Amount	131,876		184,070
Total capital (to risk-weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	164,844		230,088
Total capital (to risk-weighted assets), Actual, Ratio	17.37%		13.65%
Total capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	8.00%		8.00%
Total capital (to risk-weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%		10.00%
Tier 1 capital (to risk-weighted assets), Actual, Amount	265,728		284,257
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Amount	65,938		92,035
Tier 1 capital (to risk-weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	98,907		138,053
Tier 1 capital (to risk-weighted assets), Actual, Ratio	16.12%		12.40%
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	4.00%		4.00%
Tier 1 capital (to risk-weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%		6.00%
Leverage ratio, Actual, Amount	265,728		285,257
Leverage ratio, For Capital Adequacy Purposes, Amount	109,760		126,479
Leverage ratio, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 137,200		$ 158,099
Leverage ratio, Actual, Ratio	9.68%		9.02%
Leverage ratio, For Capital Adequacy Purposes, Ratio	4.00%		4.00%
Leverage ratio, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%		5.00%